Long-Term Investment	12 Months Ended
Jun. 30, 2022
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

The Company initiated the divestment process during July 2021 and on September 15, 2021 formally reduced its ownership in Fuzhou Fumao from 67% to 20% by completing the registration process with local governmental authorities. As part of the divesture process, the Company made an investment in Fuzhou Fumao of RMB 6,000,000 to retain an equity percentage of 20%. As of September 15, 2021, Fuzhou Fumao had nominal operations and the Company had no significant influence, as the Company does not participate in Fuzhou Fumao’s management or daily operations. As of June 30, 2022, the Company carried the investment at its cost in the amount of $894,001. Fuzhou Fumao’s new management is principally engaged in the operation of senior care services and is cooperating with several local senior care centers and local government authorities to manage senior care centers and provide senior care related services to enhance operations.